Vessels, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
VESSELS, NET

NOTE 5: VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2015	$1,590,332	$(148,697)	$1,441,635
Additions	—	(57,617)	(57,617)
Disposals (including vessels held for sale)	(85,319)	8,224	(77,095)
Balance at December 31, 2016	$1,505,013	$(198,090)	$1,306,923
Additions	—	(56,880)	(56,880)
Balance at December 31, 2017	$1,505,013	$(254,970)	$1,250,043

Acquisition of vessels

2015

On January 8, 2015, Navios Acquisition took delivery of the Nave Sextans, a newbuilding, 49,999 dwt, MR2 product tanker, from an unaffiliated third party for a total cost of $33,373. Cash paid was $17,750 and $15,623 was transferred from vessel deposits.

On February 11, 2015, Navios Acquisition took delivery of the Nave Velocity, a newbuilding, 49,999 dwt, MR2 product tanker, from an unaffiliated third party for a total cost of $39,233. Cash paid was $12,591 and $26,642 was transferred from vessel deposits.

On November 6, 2015, Navios Acquisition took delivery of the Nave Spherical, a 2009-built, 297,188 dwt VLCC, from an unaffiliated third party for a total cost of $69,198.

On December 2, 2015, Navios Acquisition took delivery of the Nave Photon, a 2008-built, 297,395 dwt VLCC from an unaffiliated third party for a total cost of $65,196.

Disposal of vessels

2016

On January 27, 2016, Navios Acquisition sold the Nave Lucida to an unaffiliated third party for net cash proceeds of $18,449. The gain on sale of the vessel, upon write-off of the unamortized dry-docking, was $2,282.

On October 4, 2016, Navios Acquisition sold the Nave Universe to an unaffiliated third party for net cash proceeds of $35,768 and prepaid $16,372 being the respective tranche of the HSH Nordbank AG facility that was drawn to finance its acquisition. As of June 30, 2016, the vessel was classified as held for sale as the relevant criteria for the classification were met. The gain on sale of the vessel was $4,847.

On November 15, 2016, Navios Acquisition sold the Nave Constellation to an unaffiliated third party for net cash proceeds of $35,771 and prepaid $16,372 being the respective tranche of the HSH Nordbank AG facility that was drawn to finance its acquisition. As of June 30, 2016, the vessel was classified as held for sale as the relevant criteria for the classification were met. The gain on sale of the vessel was $4,620.

2015

On June 18, 2015, Navios Midstream exercised its option to acquire the shares of the vessel-owning subsidiaries of the Nave Celeste, a 2003-built of 298,717 dwt VLCC, and the C. Dream, a 2000 built VLCC of 298,570 dwt, from Navios Acquisition for an aggregate sale price of $100,000. The sale price consisted of $73,000 cash consideration and the issuance of 1,592,920 Subordinated Series A Units to Navios Acquisition. Refer to Note 15. The gain on sale of vessels amounted to $5,771 and was calculated as follows:

Proceeds received:
Net Cash proceeds received from sale of assets	$71,224
Subordinated Series A Units	27,111
		98,335
Carrying Value of assets sold:
Vessels and deferred dry dock and special survey costs, net	(84,184)
Favorable & unfavorable leases	37
Working capital	554	(83,593)

		14,742

Deferred gain on sale of assets		8,971

Gain on sale of vessels		$5,771

This gain is included in “Gain on sale of vessels” in the consolidated statements of operations. Navios Midstream was deconsolidated from the date of its IPO. Refer to Note 8, “Investment in affiliates”.

For the years ended December 31, 2017, 2016 and 2015, capitalized interest amounted to $0, $0 and $104, respectively.